CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME IN SUMMARY (Parenthetical) - shares	3 Months Ended			9 Months Ended		12 Months Ended
	Sep. 30, 2018	Jun. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017
CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME IN SUMMARY
Weighted average number of shares (in shares)	3,990,000	3,990,000	3,990,000	3,990,000	3,990,000	3,990,000